Shareholder Fees - FIMMFunds-Class4ComboPRO	May 30, 2024 USD ($)
FIMMFunds-Class4ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none